Commitments and Contingencies - Schedule of Operating Lease Liability Maturity (Details)	Sep. 30, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
November 1, 2019 - October 31, 2020	$ 3,454,966
November 1, 2020 - October 31, 2021	3,441,120
November 1, 2021 - October 31, 2022	3,380,104
November 1, 2023 - October 31, 2024	2,987,258
July 1, 2023 - June 30, 2024	2,372,377
Thereafter	13,592,954
Total lease payments	29,228,779
Less: imputed interest	10,078,395
Present value of lease liabilities	$ 19,150,384